Benefit Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activities for unvested stock option awards
Weighted average Exercise Price, Ending balance	$ 25.35	$ 28.28	$ 29.02
Weighted average Exercise Price, Beginning balance	$ 28.28	$ 29.02	$ 41.97
Weighted-average grant-date fair value, granted	$ 5.63	$ 5.30	$ 2.21
Nonvested Stock Option Awards [Member]
Activities for unvested stock option awards
Number of Options Outstanding, Beginning Balance	323
Weighted average Exercise Price, Ending balance	$ 5.34
Weighted average Exercise Price, Beginning balance	$ 5.22
Number of Options, Granted	276
Weighted-average grant-date fair value, granted	$ 5.42
Number of options, vested	(104)
Weighted-average grant-date fair value, vested	$ 5.23
Number of Options, Forfeited	(42)
Weighted-average grant-date fair value, forfeited	$ 5.23
Number of Options Outstanding, Ending Balance	453